Inventories (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
Inventories (Textual) [Abstract]
Fair value step up of acquired inventory sold	$ 9.6	$ 16.4